Cover	Mar. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2023
Entity File Number	000-56026
Entity Registrant Name	Todos Medical Ltd.
Entity Central Index Key	0001645260
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	121 Derech Menachem Begin
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6701203
City Area Code	972 (52)
Local Phone Number	642-0126
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false